Calvert
Growth Allocation Fund
June 30, 2024
Schedule of Investments (Unaudited)

Mutual Funds — 99.8%(1)

Security	Shares	Value
Equity Funds — 90.5%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	354,914	$ 12,095,453
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	819,695	24,976,119
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	1,448,971	68,927,566
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	517,021	32,670,563
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	1,114,490	34,727,518
Calvert U.S. Mid-Cap Core Responsible Index Fund, Class R6	268,439	10,375,174
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	249,435	24,005,669
Calvert Focused Value Fund, Class R6	1,888,267	21,431,830
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,960,140	22,776,822
Calvert Emerging Markets Equity Fund, Class R6	590,072	10,308,550
Calvert International Equity Fund, Class R6	1,034,125	25,553,226
Calvert International Opportunities Fund, Class R6	987,182	16,327,987
Calvert Mid-Cap Fund, Class I	97,347	4,317,355
		$308,493,832
Income Funds — 9.3%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	482,478	$4,322,998
The Calvert Fund:
Calvert Core Bond Fund, Class I	874,501	13,615,982
Calvert High Yield Bond Fund, Class R6	356,259	8,607,229
Calvert Ultra-Short Duration Income Fund, Class R6	523,054	5,157,313
		$31,703,522
Total Mutual Funds (identified cost $269,563,196)		$340,197,354

Short-Term Investments — 0.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	596,432	$ 596,432
Total Short-Term Investments (identified cost $596,432)		$ 596,432
Total Investments — 100.0% (identified cost $270,159,628)		$340,793,786

Other Assets, Less Liabilities — (0.0)%(3)	$ (72,283)
Net Assets — 100.0%	$340,721,503

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Amount is less than (0.05)%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Long	9/30/24	$1,172,359	$8,238
U.S. 10-Year Treasury Note	30	Long	9/19/24	3,299,531	29,031
U.S. Long Treasury Bond	14	Long	9/19/24	1,656,375	34,096
U.S. Ultra 10-Year Treasury Note	11	Long	9/19/24	1,248,844	18,643
U.S. Ultra-Long Treasury Bond	15	Long	9/19/24	1,880,156	46,034
					$136,042
During the fiscal year to date ended June 30, 2024, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.

Calvert
Growth Allocation Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $340,793,786, which represents 100% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Core Bond Fund, Class I	$12,255,152	$ 1,332,442	$ (268,052)	$ (6,157)	$ 302,597	$ 13,615,982	$ 465,711	$ —	874,501
Emerging Markets Advancement Fund, Class I	20,139,813	1,260,167	(1,626,225)	(295,054)	3,298,121	22,776,822	682,210	—	1,960,140
Emerging Markets Equity Fund, Class R6	11,963,777	308,649	(3,386,517)	(697,626)	2,120,267	10,308,550	105,487	—	590,072
Equity Fund, Class R6	17,881,136	4,037,427	(1,156,396)	27,447	3,216,055	24,005,669	91,694	312,866	249,435
Floating-Rate Advantage Fund, Class R6	4,590,684	433,736	(719,575)	(59,386)	77,539	4,322,998	296,754	—	482,478
Focused Value Fund, Class R6	19,049,362	869,787	(1,609,255)	150,963	2,970,973	21,431,830	219,598	—	1,888,267
High Yield Bond Fund, Class R6	8,798,956	604,951	(1,208,899)	(87,712)	499,933	8,607,229	375,960	—	356,259
International Equity Fund, Class R6	21,709,260	1,498,016	(1,189,509)	43,066	3,492,393	25,553,226	263,055	—	1,034,125
International Opportunities Fund, Class R6	17,917,886	1,027,636	(4,276,751)	(38,421)	1,697,637	16,327,987	295,451	—	987,182
International Responsible Index Fund, Class R6	22,006,520	530,336	(1,157,420)	(38,300)	3,634,983	24,976,119	497,837	—	819,695
Liquidity Fund, Institutional Class(1)	9,732,678	16,858,928	(25,995,174)	—	—	596,432	146,772	—	596,432
Mid-Cap Fund, Class I	4,567,771	62,187	(918,861)	(89,084)	695,342	4,317,355	6,677	—	97,347
Small-Cap Fund, Class R6	12,027,643	295,760	(1,783,276)	(124,460)	1,679,786	12,095,453	46,995	—	354,914
Ultra-Short Duration Income Fund, Class R6	6,413,818	489,512	(1,792,998)	9,871	37,110	5,157,313	214,899	—	523,054
U.S. Large-Cap Core Responsible Index Fund, Class R6	52,996,400	8,531,133	(8,129,895)	867,430	14,662,498	68,927,566	721,853	—	1,448,971
U.S. Large-Cap Growth Responsible Index Fund, Class R6	18,806,894	10,904,456	(4,824,753)	588,690	7,195,276	32,670,563	197,324	—	517,021
U.S. Large-Cap Value Responsible Index Fund, Class R6	31,153,564	1,332,139	(2,442,507)	178,353	4,505,969	34,727,518	718,649	—	1,114,490

Calvert
Growth Allocation Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
U.S. Mid-Cap Core Responsible Index Fund, Class R6	$ 10,015,717	$ 280,813	$ (1,411,350)	$ 182,967	$ 1,307,027	$ 10,375,174	$ 115,300	$ —	268,439
Total				$ 612,587	$51,393,506	$340,793,786	$5,462,226	$312,866

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$340,197,354	$ —	$ —	$340,197,354
Short-Term Investments	596,432	—	—	596,432
Total Investments	$340,793,786	$ —	$ —	$340,793,786
Futures Contracts	$136,042	$ —	$ —	$136,042
Total	$340,929,828	$ —	$ —	$340,929,828
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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